Stockholders' Equity - Common Shares Reserved For Issuance (Details) - Common Stock - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock reserved	182,840,000	29,588,000
Common Stock warrants
Class of Stock [Line Items]
Common Stock reserved	1,770,000	12,312,000
Stock options
Class of Stock [Line Items]
Common Stock reserved	5,022,000	3,489,000
Restricted stock units
Class of Stock [Line Items]
Common Stock reserved	10,959,000	0
Public Warrants (exercisable for class A common stock) treated as liability
Class of Stock [Line Items]
Common Stock reserved	15,813,000	0
Private Placement Warrants (exercisable for class A common stock) treated as liability
Class of Stock [Line Items]
Common Stock reserved	8,325,000	0
Reserved Shares
Class of Stock [Line Items]
Common Stock reserved	140,951,000	13,787,000